UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:

Merrill Lynch Funds For Institutions Series
P.O. Box 9011
Princeton, NJ 08543-9011

2. The name of each series or class of securities for which this Form is filed:
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3. Investment Company Act File Number: 811-05149
   Securities Act File Number:         33-14190

4(a). Last day of fiscal year for which this Form is filed: April 30, 2007

4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). |_| Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)   Aggregate sale price of securities sold
      during the fiscal year pursuant
      to section 24(f):                                       $303,728,431,902

(ii)  Aggregate price of securities redeemed
      or repurchased during the fiscal
      year:                                                   $291,461,817,714

(iii) Aggregate price of securities redeemed
      or repurchased during any prior
      fiscal year ending no earlier than
      October 11, 1995 that were not
      previously used to reduce registration
      fees payable to the Commission:                         $27,146,434,302

(iv)  Total available redemption credits
      [add Items 5(ii) and 5(iii)]:                           $318,608,252,016

(v)   Net sales - if Item 5(i)is greater than
      Item 5(iv) [subtract Item 5(iv)
      from Item 5(i)]:                                        $0

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(vi)  Redemption credits available for use in
      future years - if Item 5(i) is less
      than Item 5(iv) [subtract Item 5(iv)
      from Item 5(i)]:                                        $14,879,820,114

(vii) Multiplier for determining registration fee
      (See Instruction C.9)                                   x 0.0000307

(viii) Registration fee due [multiply Item 5(v)
       by Item 5(vii)] (enter "0" if
       no fee is due):                                        $0

6. Prepaid Shares

If the response to Item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount of
securities (number of shares or other units)
deducted here:                                                0

If there is a number of shares or other units
that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year
for which this form is filed that are available
for use by the issuer in future fiscal years, then
state that number here:                                       0

7. Interest due
If this Form is being filed more than 90 days
after the end of the issuer's fiscal year
(see Instruction D):                                          $0

8. Total of the amount of the registration fee
due plus any interest due [line 5(viii) plus
line 7]                                                       $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

            Method of Delivery:

                                    |_| Wire Transfer

                                    |_| Mail or other means

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                                   SIGNATURES*

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                            By:    /s/ William M. Breen
                                                   ---------------------------
                                            Name:  William M. Breen
                                            Title: Treasurer

Date: July 18, 2007

* Please print the name and title of the signing officer below the signature.